OPERATING SEGMENT INFORMATION - Intersegment Income (Details) - Elimination - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Segment
Revenue from interest, generation segment			R$ 477,484
Revenue from interest, transmission segment			757,365
Revenue from interest, distribution segment			704,511
Total			1,939,360
Reportable Segment
Operating Segment
Supply (sale) of Electricity from distribution segment	R$ 648,617	R$ 1,127,914	928,993
Supply (sale) of Electricity from generation segment	637,414	726,513	486,478
Revenue from O&M, generation segment	407,879	286,936	307,418
Revenue from O&M, distribution segment	116,294	123,727	112,893
Revenue from interest, generation segment	713,620	552,746	477,484
Revenue from interest, transmission segment	850,747	836,583	757,365
Revenue from interest, distribution segment	1,051,009	1,001,544	704,511
Total	4,425,580	4,655,963	3,775,142
Administration / Management
Operating Segment
Revenue from interest, generation segment	713,620	552,746
Revenue from interest, transmission segment	850,747	836,583
Revenue from interest, distribution segment	1,051,009	1,001,544
Total	2,615,376	2,390,873
Generation
Operating Segment
Supply (sale) of Electricity from distribution segment	648,617	1,127,914	928,993
Supply (sale) of Electricity from generation segment	637,414	726,513	486,478
Total	1,286,031	1,854,427	1,415,471
Transmission
Operating Segment
Revenue from O&M, generation segment	407,879	286,936	307,418
Revenue from O&M, distribution segment	116,294	123,727	112,893
Total	R$ 524,173	R$ 410,663	R$ 420,311